CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Earnings (loss)	$ 1,242	$ (316)
Adjustments for:
Share of profit from equity accounted investees - operations (Note 9)	(281)	(282)
Impairment in share of profit from equity accounted investees (Note 9)	0	314
Distributions from equity accounted investees (Note 9)	461	459
Depreciation and amortization	723	700
Impairment expense (Note 10)	474	1,776
Unrealized (gain) loss on commodity-related derivative financial instruments (Note 25)	(73)	84
Net finance costs (Note 19)	450	420
Net interest paid (Note 19)	(418)	(383)
Income tax expense (recovery) (Note 11)	423	(100)
Taxes paid	(355)	(295)
Share-based compensation expense (Note 23)	100	28
Share-based compensation payment	(32)	(45)
Other	36	(15)
Change in non-cash operating working capital	(100)	(93)
Cash flow from operating activities	2,650	2,252
Financing activities
Net decrease in bank borrowings (Note 14)	(623)	(567)
Proceeds from issuance of long-term debt, net of issue costs (Note 14)	1,587	1,567
Repayment of long-term debt	(600)	(273)
Repayment of lease liability	(87)	(94)
Exercise of stock options	16	88
Repurchase of common shares (Note 16)	(17)	0
Redemption of preferred shares (Note 16)	(420)	0
Cash flow used in financing activities	(1,665)	(809)
Investing activities
Capital expenditures	(658)	(1,029)
Contributions to equity accounted investees (Note 9)	(335)	(202)
Acquisitions (Note 9)	(41)	0
Receipt of finance lease payments	11	9
Interest paid during construction (Note 19)	(25)	(46)
Advances to related parties	(9)	(32)
Changes in non-cash investing working capital and other	18	(183)
Cash flow used in investing activities	(1,039)	(1,483)
Change in cash and cash equivalents	(54)	(40)
Effect of movement in exchange rates on cash held	16	(8)
Cash and cash equivalents, beginning of period	81	129
Cash and cash equivalents, end of period	43	81
Common share capital
Financing activities
Dividends paid	(1,386)	(1,380)
Preferred share capital
Financing activities
Dividends paid	$ (135)	$ (150)